Other assets (Tables)	12 Months Ended
Dec. 31, 2019
Other assets [abstract]
Disclosure of other non-current assets table [text block]
	As of December 31,
in 000€	2019	2018	2017
Tax credits	3,015	3,006	2,446
Guarantees and deposits	415	405	362
Non-current receivable on joint venture	138	1,096	804
Non-listed equity investments	3,046	2,701	−
Convertible loan	2,750	−	−
Other	27	29	55
Total non-current assets	9,391	7,237	3,667

Disclosure of other current assets table [text block]
	As of December 31,
in 000€	2019	2018	2017
Deferred charges	2,632	2,046	2,021
Tax credits	695	185	219
Accrued income	486	958	524
Other tax receivables	3,127	2,286	2,910
Other non-trade receivables	1,676	1,461	2,001
Total current assets	8,616	6,936	7,675